Provisions	12 Months Ended
Mar. 31, 2020
Disclosure Of Other Provisions [Abstract]
Provisions

12.   Provisions

(a)

During the year ended March 31, 2019, the Corporation received a judgment from the Superior Court of Québec (the “Court”) regarding certain previously disclosed claims made by a corporation controlled by a Corporation’s former chief executive officer (a “Former CEO”) against the Corporation in respect of certain royalty payments alleged to be owed and owing to a Former CEO pursuant to the terms of an agreement entered into on February 23, 2001 between Neptune and a Former CEO (the “Agreement”). The Corporation had also filed a counterclaim against a Former CEO disputing the validity and interpretation of certain clauses contained in the Agreement and claiming the repayment of certain amounts previously paid to a Former CEO pursuant to the terms of the Agreement. Under the terms of the Agreement, it was alleged by a Former CEO that annual royalties be payable to a Former CEO, with no limit to its duration, of 1% of the sales and other revenues made by Neptune; the interpretation of which was challenged by the Corporation.

Pursuant to the judgment rendered on March 21, 2019, which Neptune has appealed, the Court ruled in favour of a Former CEO and rejected the counterclaim filed by the Corporation. As a result, the Court awarded a Former CEO payments determined by the Court to be owed under the Agreement of 1% of all sales and revenues of the Corporation incurred since March 1, 2014, which final payments remain to be determined taking into account interest, judicial cost and other expenses. The Court also declared that, pursuant to the terms of the Agreement, the royalty payments of 1% of the future sales and other revenue made by the Corporation on a consolidated basis are to be payable by the Corporation to a Former CEO biannually, but only to the extent that the cost of the royalty would not cause the Corporation to have a negative earnings before interest, taxes and amortization (in which case, the payments would be deferred to the following fiscal year).

A litigation provision of $2,130,074 was recorded in the consolidated statement of financial position of the year ended March 31, 2019 to cover the estimated cost of the judgement in accordance with the ruling above, including legal and administrative proceedings, and also estimated legal fees for the appeal. During the year ended March 31, 2020, the Corporation paid $1,200,537 related to the portion of the judgment not contested by Neptune and also paid $106,817 in legal fees for the appeal. During the year ended March 31, 2020, an additional amount of $292,983 has been recorded as a provision for royalty payments owed on consolidated revenues and as expenses related to the litigation, in the selling, general and administrative expenses of the of the consolidated statements of earnings and comprehensive loss. The provision recorded for this litigation is $1,115,703 as at March 31, 2020.

The timing of cash outflows of litigation provision is uncertain as it depends upon the outcome of the appeal. Management does not believe it is possible to make assumptions on the evolution of the cases beyond the statement of financial position date.

On May 17, 2019, the Corporation’s Motion for leave to appeal was presented to a judge of the Québec Court of Appeal, who expressed the opinion that the Corporation could appeal without necessity of obtaining leave. In order to ensure the protection of the Corporation’s rights, the judge deferred the motion to the panel who will hear the merits of the appeal. The Corporation filed its appeal factum on July 30, 2019 and a Former CEO filed his appeal on September 30, 2019.

(b)

In addition to the above, a Former CEO of the Corporation was claiming the payment of approximately $8,500,000 and the issuance of equity instruments for severance entitlements under his employment contract terminated in April 2014. On May 10, 2019, Neptune announced a settlement regarding these claims. Pursuant to the agreement entered, Neptune agreed to issue 600,000 common shares from treasury (in accordance with securities regulation) and transfer 2,100,000 shares of Acasti held by the Corporation to a Former CEO. The common shares of Acasti transferable to a Former CEO of $2,835,000 were presented as current other assets in the statement of financial position of the year ended March 31, 2019 (note 20 (a)). In addition, Neptune agreed to reimburse nominal legal fees.

As at March 31, 2019, a provision of $5,834,502 was recorded in the consolidated statement of financial position relating to this settlement. During the year ended March 31, 2020, the 2,100,000 shares in Acasti held by the Corporation were transferred and the 600,000 common shares from treasury were issued to a Former CEO. Neptune received full and final release on all claims in connection with this case.